STOCKHOLDERS' EQUITY (Details 2) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Retained Earnings Adjustments [Line Items]
Legal reserve	3,254	2,740
Statutory reserves:
Dividend equalization	6,718	5,964
Increase in working capital	6,917	3,864
Increase in interest in investees	8,773	5,845
Unrealized profits	0	358
Reserves	15,895	5,954
Parent Company [Member]
Statutory reserves:
Reserves	25,662	18,771
Consolidation, Eliminations [Member]
Statutory reserves:
Reserves	(9,767)	(12,817)